Retirement Plan Series Account

of Great-West Life & Annuity

Insurance Company

Annual Report

December 31, 2020

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	GREAT-WEST BOND INDEX FUND INVESTOR CLASS	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$3,201,868	$788,621	$4,745,716	$993,733

Total assets	3,201,868	788,621	4,745,716	993,733

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company	12	7	37	6

Total liabilities	12	7	37	6

NET ASSETS	$3,201,856	$788,614	$4,745,679	$993,727

NET ASSETS REPRESENTED BY:
Accumulation units	$3,201,856	$788,614	$4,745,679	$993,727

ACCUMULATION UNITS OUTSTANDING	31,953	24,586	289,057	28,517

UNIT VALUE (ACCUMULATION)	$100.21	$32.08	$16.42	$34.85

(1) Cost of investments:	$2,975,216	$721,807	$4,745,716	$967,957
Shares of investments:	267,045	52,157	4,745,716	82,605

The accompanying notes are an integral part of these financial statements.

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$2,242,994	$7,648,833

Total assets	2,242,994	7,648,833

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company	7	48

Total liabilities	7	48

NET ASSETS	$2,242,987	$7,648,785

NET ASSETS REPRESENTED BY:
Accumulation units	$2,242,987	$7,648,785

ACCUMULATION UNITS OUTSTANDING	32,799	478,059

UNIT VALUE (ACCUMULATION)	$68.39	$16.00

(1) Cost of investments:	$2,048,065	$6,365,375
Shares of investments:	153,946	293,059

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$3,224,675	$213,768	$4,889,327	$9,072,339

Total assets	3,224,675	213,768	4,889,327	9,072,339

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company	20	2	26	44

Total liabilities	20	2	26	44

NET ASSETS	$3,224,655	$213,766	$4,889,301	$9,072,295

NET ASSETS REPRESENTED BY:
Accumulation units	$3,224,655	$213,766	$4,889,301	$9,072,295

ACCUMULATION UNITS OUTSTANDING	28,746	8,180	41,694	66,982

UNIT VALUE (ACCUMULATION)	$112.18	$26.13	$117.27	$135.44

(1) Cost of investments:	$3,164,819	$204,268	$4,368,164	$6,059,678
Shares of investments:	252,125	19,848	168,307	243,749

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS

ASSETS:
Investments at fair value (1)	$1,302,897

Total assets	1,302,897

LIABILITIES:
Due to Great-West Life & Annuity Insurance Company	8

Total liabilities	8

NET ASSETS	$1,302,889

NET ASSETS REPRESENTED BY:
Accumulation units	$1,302,889

ACCUMULATION UNITS OUTSTANDING	41,651

UNIT VALUE (ACCUMULATION)	$31.28

(1) Cost of investments:	$1,250,834
Shares of investments:	100,922

The accompanying notes are an integral part of these financial statements.	(Concluded)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	GREAT-WEST BOND INDEX FUND INVESTOR CLASS	GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$68,775	$12,088	$10,945	$8,730	$67,887	$49,211

EXPENSES:
Mortality and expense risk	1,437	848	4,747	655	922	5,448

NET INVESTMENT INCOME (LOSS)	67,338	11,240	6,198	8,075	66,965	43,763

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	42,940	19,845		2,629	11,586	10,390
Realized gain distributions	66,254	10,514		10,994	11,416	546,392

Net realized gain (loss) on investments	109,194	30,359	0	13,623	23,002	556,782

Change in net unrealized appreciation (depreciation) on investments	36,519	19,853		55,853	107,681	407,307

Net realized and unrealized gain (loss) on investments	145,713	50,212	0	69,476	130,683	964,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,051	$61,452	$6,198	$77,551	$197,648	$1,007,852

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

	INVESTMENT DIVISIONS
	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS

INVESTMENT INCOME:
Dividends	$42,066	$3,954	$0	$88	$8,126

EXPENSES:
Mortality and expense risk	2,162	236	2,983	4,453	1,087

NET INVESTMENT INCOME (LOSS)	39,904	3,718	(2,983)	(4,365)	7,039

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(186,386)	(1,436)	(4,664)	150,120	2,375
Realized gain distributions	166,309	641	11,540	241,748	1,219

Net realized gain (loss) on investments	(20,077)	(795)	6,876	391,868	3,594

Change in net unrealized appreciation (depreciation) on investments	184,345	5,588	(26,987)	1,246,831	41,275

Net realized and unrealized gain (loss) on investments	164,268	4,793	(20,111)	1,638,699	44,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$204,172	$8,511	$(23,094)	$1,634,334	$51,908

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS		GREAT-WEST BOND INDEX FUND INVESTOR CLASS		GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$67,338	$37,452	$11,240	$9,023	$6,198	$62,700
Net realized gain (loss) on investments	109,194	322,320	30,359	1,654
Change in net unrealized appreciation (depreciation) on investments	36,519	301,334	19,853	59,956

Increase (decrease) in net assets resulting from operations	213,051	661,106	61,452	70,633	6,198	62,700

CONTRACT TRANSACTIONS:
Purchase payments received	19,725	5,044	4,266	4,099	728,328	6,550
Transfers for contract benefits and terminations	(114,491)	(343,997)	(134,540)	(31,453)	(730,294)	(351,743)
Net transfers	(62,436)	(11,533)	(83,157)	9,839	955,656	142,744
Contract maintenance charges	(154)	(203)	(94)	(86)	(953)	(1,011)

Increase (decrease) in net assets resulting from contract transactions	(157,356)	(350,689)	(213,525)	(17,601)	952,737	(203,460)

Total increase (decrease) in net assets	55,695	310,417	(152,073)	53,032	958,935	(140,760)

NET ASSETS:
Beginning of period	3,146,161	2,835,744	940,687	887,655	3,786,744	3,927,504

End of period	$3,201,856	$3,146,161	$788,614	$940,687	$4,745,679	$3,786,744

CHANGES IN UNITS OUTSTANDING:
Units issued	2,827	1,340	2,223	2,682	144,008	18,149
Units redeemed	(5,301)	(5,369)	(9,091)	(3,284)	(88,823)	(30,741)

Net increase (decrease)	(2,474)	(4,029)	(6,868)	(602)	55,185	(12,592)

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS		GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS		GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,075	$11,562	$66,965	$33,643	$43,763	$41,567
Net realized gain (loss) on investments	13,623	17,346	23,002	16,674	556,782	369,073
Change in net unrealized appreciation (depreciation) on investments	55,853	159,346	107,681	176,909	407,307	1,410,452

Increase (decrease) in net assets resulting from operations	77,551	188,254	197,648	227,226	1,007,852	1,821,092

CONTRACT TRANSACTIONS:
Purchase payments received	5,431	6,240	3,664	1,650	41,272	38,036
Transfers for contract benefits and terminations	(41,264)	(64,740)	(137,678)	(117,256)	(648,100)	(558,753)
Net transfers	(45,639)	(11,403)	89,351	7,711	(99,989)	(84,069)
Contract maintenance charges	(117)	(126)	(130)	(138)	(752)	(809)

Increase (decrease) in net assets resulting from contract transactions	(81,589)	(70,029)	(44,793)	(108,033)	(707,569)	(605,595)

Total increase (decrease) in net assets	(4,038)	118,225	152,855	119,193	300,283	1,215,497

NET ASSETS:
Beginning of period	997,765	879,540	2,090,132	1,970,939	7,348,502	6,133,005

End of period	$993,727	$997,765	$2,242,987	$2,090,132	$7,648,785	$7,348,502

CHANGES IN UNITS OUTSTANDING:
Units issued	1,348	1,051	4,478	2,023	56,768	21,922
Units redeemed	(4,338)	(3,362)	(5,178)	(3,768)	(119,384)	(71,009)

Net increase (decrease)	(2,990)	(2,311)	(700)	(1,745)	(62,616)	(49,087)

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS		GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS		GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS
	2020	2019	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,904	$18,428	$3,718	$3,298	$(2,983)	$(4,331)
Net realized gain (loss) on investments	(20,077)	232,228	(795)	69	6,876	210,811
Change in net unrealized appreciation (depreciation) on investments	184,345	460,575	5,588	5,418	(26,987)	990,983

Increase (decrease) in net assets resulting from operations	204,172	711,231	8,511	8,785	(23,094)	1,197,463

CONTRACT TRANSACTIONS:
Purchase payments received	14,604	17,113	(1)		9,655	10,587
Transfers for contract benefits and terminations	(126,524)	(308,927)	(15,335)	(62,935)	(367,347)	(642,689)
Net transfers	(535,487)	(50,298)	28,392	41,697	(199,606)	(165,626)
Contract maintenance charges	(322)	(364)	(10)	(65)	(353)	(447)

Increase (decrease) in net assets resulting from contract transactions	(647,729)	(342,476)	13,046	(21,303)	(557,651)	(798,175)

Total increase (decrease) in net assets	(443,557)	368,755	21,557	(12,518)	(580,745)	399,288

NET ASSETS:
Beginning of period	3,668,212	3,299,457	192,209	204,727	5,470,046	5,070,758

End of period	$3,224,655	$3,668,212	$213,766	$192,209	$4,889,301	$5,470,046

CHANGES IN UNITS OUTSTANDING:
Units issued	2,705	1,398	3,932	2,422	2,464	1,707
Units redeemed	(10,295)	(4,978)	(3,473)	(3,322)	(9,083)	(8,996)

Net increase (decrease)	(7,590)	(3,580)	459	(900)	(6,619)	(7,289)

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2020 AND 2019

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS		GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
	2020	2019	2020	2019

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,365)	$(4,183)	$7,039	$13,029
Net realized gain (loss) on investments	391,868	517,315	3,594	(917)
Change in net unrealized appreciation (depreciation) on investments	1,246,831	1,464,499	41,275	41,085

Increase (decrease) in net assets resulting from operations	1,634,334	1,977,631	51,908	53,197

CONTRACT TRANSACTIONS:
Purchase payments received	81,435	28,767	362,701	3,247
Transfers for contract benefits and terminations	(226,355)	(816,795)	(76,019)	(25,397)
Net transfers	(304,875)	83,755	37,784	836
Contract maintenance charges	(458)	(572)	(131)	(119)

Increase (decrease) in net assets resulting from contract transactions	(450,253)	(704,845)	324,335	(21,433)

Total increase (decrease) in net assets	1,184,081	1,272,786	376,243	31,764

NET ASSETS:
Beginning of period	7,888,214	6,615,428	926,646	894,882

End of period	$9,072,295	$7,888,214	$1,302,889	$926,646

CHANGES IN UNITS OUTSTANDING:
Units issued	6,795	3,050	15,394	1,577
Units redeemed	(12,222)	(10,166)	(5,492)	(2,317)

Net increase (decrease)	(5,427)	(7,116)	9,902	(740)

The accompanying notes are an integral part of these financial statements.	(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2020

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Retirement Plan Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account, which is an individual variable annuity product, is no longer being sold. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund. There are currently no participants receiving an annuity payout.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The outbreak of the novel strain of coronavirus, specifically identified as ‘COVID-19’, has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Investment Divisions in future periods.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2020, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

Investment Division	Purchases	Sales
GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	$250,304	$274,086
GREAT-WEST BOND INDEX FUND INVESTOR CLASS	80,941	272,719
GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	2,261,565	1,302,662
GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	34,294	96,820
GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	72,020	621,149
GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	278,681	245,102
GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	978,619	1,096,078
GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	356,999	798,537
GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	101,673	84,269
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	652,004	864,905
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	480,476	147,891

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account, a $30 annual maintenance charge on accounts under $5,000 on December 31 of any year. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts an administrative surrender fee of $50 if the contract is surrendered in whole during the first 12 months and $25 if the contract is surrendered in part during the first 12 months. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.75% (category A), 0.50% (category O), 0.25% (category U), or 0.00% (category Z) depending on the size of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit, and expense risks. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 1, 2021. No subsequent events requiring adjustments or disclosures have occurred.

5.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS
2020	32	$83.77	to	$101.49	$3,202	2.54%	0.00%	to	0.75%	8.27%	to	9.09%
2019	34	$77.37	to	$93.04	$3,146	1.29%	0.00%	to	0.75%	23.39%	to	24.32%
2018	38	$62.71	to	$74.84	$2,836	0.69%	0.00%	to	0.75%	(15.05)%	to	(14.40)%
2017	42	$73.81	to	$87.43	$3,572	2.32%	0.00%	to	0.75%	14.15%	to	15.01%
2016	44	$64.66	to	$76.02	$3,267	1.48%	0.00%	to	0.75%	12.21%	to	13.05%

GREAT-WEST BOND INDEX FUND INVESTOR CLASS
2020	25	$27.10	to	$33.01	$789	1.37%	0.00%	to	0.75%	6.37%	to	7.17%
2019	31	$25.48	to	$30.80	$941	1.08%	0.00%	to	0.75%	7.28%	to	8.09%
2018	32	$23.75	to	$28.50	$888	1.33%	0.00%	to	0.75%	(1.15)%	to	(0.41)%
2017	39	$24.03	to	$28.61	$1,083	1.04%	0.00%	to	0.75%	2.29%	to	3.05%
2016	38	$23.49	to	$27.77	$1,022	0.96%	0.00%	to	0.75%	1.18%	to	1.95%

GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
2020	289	$13.97	to	$16.92	$4,746	0.25%	0.00%	to	0.75%	(0.46)%	to	0.29%
2019	234	$14.03	to	$16.87	$3,787	1.74%	0.00%	to	0.75%	0.99%	to	1.75%
2018	246	$13.89	to	$16.58	$3,928	1.36%	0.00%	to	0.75%	0.63%	to	1.39%
2017	285	$13.81	to	$16.36	$4,493	0.39%	0.00%	to	0.75%	(0.35)%	to	0.41%
2016	326	$13.85	to	$16.29	$5,133	0.00%	0.00%	to	0.75%	(0.75)%	to	0.00%

GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS
2020	29	$29.51	to	$35.51	$994	0.98%	0.00%	to	0.75%	8.91%	to	9.73%
2019	32	$27.09	to	$32.36	$998	1.30%	0.00%	to	0.75%	21.15%	to	22.07%
2018	34	$22.36	to	$26.51	$880	1.20%	0.00%	to	0.75%	(16.21)%	to	(15.58)%
2017	39	$49.14	to	$58.54	$2,238	1.74%	0.00%	to	0.75%	5.48%	to	6.27%
2016	40	$46.59	to	$55.08	$2,177	2.37%	0.00%	to	0.75%	10.55%	to	11.38%

GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS
2020	33	$56.75	to	$69.14	$2,243	3.18%	0.00%	to	0.75%	8.28%	to	9.10%
2019	33	$52.41	to	$63.38	$2,090	1.68%	0.00%	to	0.75%	10.90%	to	11.73%
2018	35	$47.26	to	$56.72	$1,971	2.39%	0.00%	to	0.75%	(3.83)%	to	(3.10)%
2017	39	$26.69	to	$31.40	$1,186	1.07%	0.00%	to	0.75%	25.52%	to	26.47%
2016	39	$21.26	to	$24.83	$952	0.61%	0.00%	to	0.75%	3.11%	to	3.89%

GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS
(Effective date 07/14/2017)
2020	478	$15.63	to	$16.04	$7,649	0.72%	0.00%	to	0.75%	16.88%	to	17.77%
2019	541	$13.37	to	$13.62	$7,349	0.69%	0.00%	to	0.75%	29.86%	to	30.84%
2018	590	$10.30	to	$10.41	$6,133	0.75%	0.00%	to	0.75%	(5.60)%	to	(4.90)%
2017	644	$10.91	to	$10.95	$7,048	0.44%	0.00%	to	0.75%	9.09%	to	9.47%

(Continued)

RETIREMENT PLAN SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS
2020	29	$94.50	to	$114.44	$3,225	1.43%	0.00%	to	0.75%	10.10%	to	10.93%
2019	36	$85.83	to	$103.16	$3,668	0.60%	0.00%	to	0.75%	21.38%	to	22.29%
2018	40	$70.72	to	$84.36	$3,299	1.14%	0.00%	to	0.75%	(9.67)%	to	(8.99)%
2017	41	$78.29	to	$92.69	$3,712	1.54%	0.00%	to	0.75%	11.91%	to	12.75%
2016	47	$69.96	to	$82.21	$3,758	1.06%	0.00%	to	0.75%	24.80%	to	25.74%
GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS
2020	8	$22.39	to	$26.78	$214	1.89%	0.00%	to	0.75%	3.86%	to	4.64%
2019	8	$21.56	to	$25.59	$192	2.02%	0.00%	to	0.75%	4.61%	to	5.40%
2018	9	$20.61	to	$24.28	$205	1.85%	0.00%	to	0.75%	(0.13)%	to	0.63%
2017	10	$20.64	to	$24.13	$239	1.18%	0.00%	to	0.75%	1.20%	to	1.97%
2016	8	$20.39	to	$23.66	$179	1.38%	0.00%	to	0.75%	0.94%	to	1.70%
GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS
2020	42	$98.50	to	$119.33	$4,889	0.00%	0.00%	to	0.75%	2.43%	to	3.20%
2019	48	$96.16	to	$115.63	$5,470	0.00%	0.00%	to	0.75%	23.74%	to	24.67%
2018	56	$77.72	to	$92.75	$5,071	0.00%	0.00%	to	0.75%	(16.83)%	to	(16.20)%
2017	58	$93.44	to	$110.68	$6,345	0.07%	0.00%	to	0.75%	8.92%	to	9.73%
2016	63	$85.79	to	$100.86	$6,255	0.08%	0.00%	to	0.75%	24.89%	to	25.83%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS
2020	67	$115.22	to	$137.43	$9,072	0.00%	0.00%	to	0.75%	23.18%	to	24.11%
2019	72	$93.53	to	$110.73	$7,888	0.00%	0.00%	to	0.75%	30.30%	to	31.28%
2018	80	$71.79	to	$84.35	$6,615	0.09%	0.00%	to	0.75%	(3.06)%	to	(2.33)%
2017	88	$74.05	to	$86.36	$7,476	0.31%	0.00%	to	0.75%	23.50%	to	24.43%
2016	93	$59.96	to	$69.40	$6,375	0.05%	0.00%	to	0.75%	5.39%	to	6.18%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS
2020	42	$26.22	to	$31.93	$1,303	0.78%	0.00%	to	0.75%	5.08%	to	5.87%
2019	32	$24.95	to	$30.16	$927	1.55%	0.00%	to	0.75%	5.33%	to	6.12%
2018	32	$23.69	to	$28.42	$895	1.87%	0.00%	to	0.75%	(0.29)%	to	0.47%
2017	36	$23.76	to	$28.29	$977	1.35%	0.00%	to	0.75%	1.45%	to	2.21%
2016	40	$23.42	to	$27.67	$1,062	1.72%	0.00%	to	0.75%	0.47%	to	1.23%

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Retirement Plan Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Retirement Plan Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2020, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 1, 2021

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

RETIREMENT PLAN SERIES ACCOUNT OF GREATWEST LIFE & ANNUITY INSURANCE COMPANY

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets

GREAT-WEST ARIEL MID CAP VALUE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST BOND INDEX FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST GOVERNMENT MONEY MARKET FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST INTERNATIONAL VALUE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST MULTI-SECTOR BOND FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST S&P 500® INDEX FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST S&P SMALL CAP 600® INDEX FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST SHORT DURATION BOND FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST SMALL CAP VALUE FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020

GREAT-WEST U.S. GOVERNMENT SECURITIES FUND INVESTOR CLASS	December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020